Noncurrent Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Noncurrent Assets Held For Sale [Abstract]
Disclosure of detailed information about noncurrent assets held for sale [text block]
Noncurrent assets held for sale as of December 31, 2017 and 2016 consisted of the following:

	December 31,
	2017	2016
	(in thousands)
Property, plant and equipment	$1,963,370	228,015
Land use right	444,610	-
	$2,407,980	228,015